Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Other Payable and Accrued Expenses Disclosure [Abstract]
Other Payable and Accrued Expenses Disclosure [Text Block]

NOTE 8:- OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2019	2018

Government authorities	$564	$253
Warranty provision	1,433	1,909
Provision for returns	721	570
Professional services	565	412
Payment obligation related to acquisition	-	303
Accrued expenses	3,090	1,546

	$6,373	$4,993